Fund Summary
Franklin California Ultra-Short Tax-Free Income Fund Pro-01 | Franklin California Ultra-Short Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin California Ultra-Short Tax-Free Income Fund} - Franklin California Ultra-Short Tax-Free Income Fund Pro-01 - Franklin California Ultra-Short Tax-Free Income Fund	Class A1		Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none	[1]	none
[1]	Class A1 shares will be offered only to shareholders of the Franklin California Tax-Exempt Money Fund (the "Predecessor Fund") Predecessor Fund in connection with the reorganization of the Predecessor Fund into the Franklin California Ultra-Short Tax-Free Income Fund and additional shares will only be available for purchase by certain shareholders who received Class A1 shares in connection with the reorganization and continue to remain shareholders of the Fund. Class A1 shares will not be available to new investors. For more information, see “Choosing a Share Class” below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin California Ultra-Short Tax-Free Income Fund} - Franklin California Ultra-Short Tax-Free Income Fund Pro-01 - Franklin California Ultra-Short Tax-Free Income Fund		Class A1 [1]	Advisor Class
Management fees		0.49%	0.49%
Distribution and service (12b-1) fees		none	none
Other expenses	[2]	0.04%	0.04%
Total annual Fund operating expenses		0.53%	0.53%
Fee waiver and/or expense reimbursement	[3]	(0.16%)	(0.16%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	0.37%	0.37%
[1]	Class A1 shares will be offered only to shareholders of the Franklin California Tax-Exempt Money Fund (the "Predecessor Fund") Predecessor Fund in connection with the reorganization of the Predecessor Fund into the Franklin California Ultra-Short Tax-Free Income Fund and additional shares will only be available for purchase by certain shareholders who received Class A1 shares in connection with the reorganization and continue to remain shareholders of the Fund. Class A1 shares will not be available to new investors. For more information, see “Choosing a Share Class” below.
[2]	Other expenses and Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[3]	Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each Class of the Fund do not exceed (and could be less than) 0.37%, until October 31, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above. Although it is not currently anticipated, the Board of Trustees of the Franklin California Tax-Free Trust has the ability to terminate any fee waivers and expense reimbursement agreements at any time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin California Ultra-Short Tax-Free Income Fund} - Franklin California Ultra-Short Tax-Free Income Fund Pro-01 - Franklin California Ultra-Short Tax-Free Income Fund - USD ($)	Class A1	Advisor Class
1 year	$ 38	$ 38
3 years	154	154
5 years	280	280
10 years	$ 650	$ 650

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. Prior to the commencement of operations of the Fund, the Predecessor Fund, a money market fund, was not required to disclose its portfolio turnover.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes. Under normal market conditions, the Fund invests at least 65% of its total assets in California municipal securities. The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories, such as Puerto Rico. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its net assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. Some of the Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities.

The Fund maintains a dollar-weighted average portfolio maturity of one year or less and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services or comparable unrated or short-term rated securities.

The Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. The investment manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

California and U.S. Territories

Because the Fund invests predominantly in California municipal securities, events in California are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of California. As with California municipal securities, such events in any of the U.S. territories in which the Fund invests, which can include Puerto Rico, may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Bond Insurers

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the Internal Revenue Service, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of the security, and therefore the value of the Fund’s shares, to decline.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Inflation

The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Market

The market value of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market price may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

When-Issued and Delayed Delivery Transactions

Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Municipal Lease Obligations

Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

Unrated Debt Securities

Unrated debt securities determined by the investment manager to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Illiquid Securities

Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them. Securities that are illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Illiquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The returns presented below for the Fund reflect the performance of the Predecessor Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations. As a money market fund, the Predecessor Fund was managed in accordance with the portfolio quality, maturity, liquidity and diversification requirements applicable to money market funds pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the “Money Market Fund Rule”) and tried to maintain a stable $1.00 share price. The Fund will not be managed in accordance with the Money Market Fund Rule and, as a result, future performance will vary from the performance disclosed below.

The following bar chart and table provide some indication of the risks of investing in the Fund and its Predecessor Fund. The bar chart shows changes in the year to year performance for shares of the Predecessor Fund. The table shows the Predecessor Fund's average annual returns for 1 year, 5 years and 10 years. The Predecessor Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	Q3'07	0.78%
Worst Quarter:	Q4'15	0.00%

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns{- Franklin California Ultra-Short Tax-Free Income Fund}	Past 1 year	Past 5 years	Past 10 years
Franklin California Ultra-Short Tax-Free Income Fund Pro-01 | Franklin California Ultra-Short Tax-Free Income Fund | Predecessor Fund | Return Before Taxes	none	none	0.90%